Accrued Expenses - Schedule of Accrued Expenses (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Commissions payable	$ 179,000	$ 179,000
Retirement plan contributions	101,000	80,000
Accrued severance	160,000	82,000
Accrued customer returns	648,000	360,000
Other accrued liabilities	331,241	274,112
Total	$ 1,419,241	$ 975,112	$ 420,363